Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders’ capital	Contributed surplus	Accumulated other comprehensive income	Deficit
Beginning balance at Dec. 31, 2020	$ 578,213	$ 5,729,418	$ 14,345	$ 618,976	$ (5,784,526)
Vesting of share awards	0	7,175	(7,175)
Share-based compensation	6,389	7,175	6,389
Transfers for liability-classified awards	0
Comprehensive income	1,626,727			13,127	1,613,600
Ending balance at Dec. 31, 2021	2,211,329	5,736,593	13,559	632,103	(4,170,926)
Vesting of share awards	0	8,501	(8,501)
Share-based compensation	3,159		3,159
Transfers for liability-classified awards	(4,791)		(4,791)
Repurchase of common shares for cancellation	(158,977)	(245,430)	86,453
Comprehensive income	979,697			124,092	855,605
Ending balance at Dec. 31, 2022	$ 3,030,417	$ 5,499,664	$ 89,879	$ 756,195	$ (3,315,321)